LONG-TERM INVESTMENTS (Details Narrative) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Jan. 31, 2023 CNY (¥)	Nov. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥) Integer	May 31, 2019 CNY (¥) Integer	Jun. 30, 2018 CNY (¥) Integer	Sep. 30, 2017 CNY (¥) Integer	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2023 CNY (¥) Integer	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) Integer	Oct. 31, 2021
Cash consideration											¥ 21,900
Share of losses of equity method investments								$ (207)	(1,470)	(1,969)	¥ (596)
Shanghai Keshen Information Technology Company Limited [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Equity interest, equity method investment as a percent		20.00%
Cash consideration		¥ 15,000
Number of directors, right to appoint | Integer											1
Number of directors | Integer											3
Share of losses of equity method investments									981	1,969	¥ 479
Impairment loss of investments											¥ 406
Beijing Lingshang Chunding Technology Company Limited [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Equity interest, equity method investment as a percent	20.00%
Cash consideration	¥ 5,000
Number of directors, right to appoint | Integer								1	1
Number of directors | Integer								3	3
Share of losses of equity method investments									¥ 489
Impairment loss of investments									4,511
Beijing Hanyuhaikuo Software Technology Co Ltd [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Number of directors, right to appoint | Integer				0	1	1	1
Impairment loss of investments										2,000
Equity interest					4.29%	5.45%	6.56%				2.45%	2.45%
Cash consideration							¥ 4,000
Gain recognized from the change in fair value				¥ 8,000	¥ 900	¥ 100
Beijing Tanma Qifu Technolory Co., Ltd [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Equity interest				4.29%
Xinyu Hongling Investment Management Center Limited Partnership [Member]
Cash consideration			¥ 150,000
Xinyu Hongling Investment Management Center Limited Partnership [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Impairment loss of investments									3,500	5,400
Equity interest			13.33%
Cash consideration			¥ 20,000								¥ 20,000
Gain recognized from the change in fair value											340,500
Xicheng Zhiyuan Digital Power Selection Investment Center Limited Partnership [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Equity interest			2.66%
Cash consideration											75,000
Target subcription amount			¥ 751,000
Shanghai Yuhuan Information System Co.Ltd. [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Impairment loss of investments											¥ 4,256